Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt
Note 12. Long-term debt
Long-term debt consists of the following as of December 31, 2021, and 2020 (in millions):

	2021	2020
2017 First Lien Term Facility due May 2024	$778.3	$786.6
2019 First Lien Term Facility due May 2024	97.5	98.5
2017 Second Lien Term Facility due May 2025	—	310.0
Revolving Facility due May 2022	2.7	142.6
2021 Revolving Facility due November 2023	37.3	—
Less: unamortized debt issuance costs	(7.5)	(17.1)

	908.3	1,320.6
Less: current maturities of long-term debt	(11.8)	(9.1)

Long-term debt, net current portion	$896.5	$1,311.5

Senior Secured Credit Facilities
On May 1, 2017, a subsidiary of the Company (the “Borrower”) entered into credit agreements for up to $1,275.0 million of borrowings under first and second lien credit facilities (together with the 2019 First Lien Term Facility and the 2021 Revolving Facility described below, collectively, the “Senior Secured Credit Facilities”). The Senior Secured Credit Facilities consist of (a) a first lien credit agreement providing for (i) a $150.0 million first lien multi-currency revolving credit facility (the “Revolving Facility”) and (ii)(a) an
 $
815.0

million first lien term loan borrowing (the “2017 First Lien Term Facility”) and (b) a second lien credit agreement providing for a
 $
310.0
 million second lien term loan credit borrowing (the “
2017
Second Lien Term Facility”). On May
13
,
2019
, the Borrower borrowed an additional $
100.0
 million under the incremental first lien loan under the first lien credit agreement (the “
2019
First Lien Term Facility”). On May
7
,
2021
, certain of the lenders under the Revolving Facility entered into an amendment with Cyxtera pursuant to which they agreed to extend the maturity date for certain revolving commitments from
May 1, 2022
,
to November
1
,
2023
. Under these terms of the amendment, $
141.3
 million of commitments under the existing Revolving Facility were exchanged for $
120.1
 million of commitments under a new revolving facility (the “
2021
Revolving Facility”). The
2021
Revolving Facility has substantially the same terms as Revolving Facility, except that the maturity date of the
2021
Revolving Facility is
November 1, 2023
. In connection with the amendment, the Company repaid $
19.6
 million of the outstanding balance under the Revolving Facility on May
10
,
2021
. The amounts owed under the
2017
Second Lien Term Facility, the Revolving Facility and the
2021
Revolving Facility were repaid in July and
August 2021
following the consummation of the Business Combination—see Note
3
. The Company recognized a loss on extinguishment of debt of $
5.2
 million, which resulted from the write off of deferred financing costs attributed to the
2017
Second Lien Term Facility. The $
5.2
 million loss on extinguishment of debt is included within interest expense, net in the consolidated statements of operations for the year ended December
31
,
2021
. Subsequent to the consummation of the Business Combination and the pay-down
of the Revolving Facility and the
2021
Revolving Facility, the Company drew down an additional $
40.0

million from such revolving facilities during the year ended December 31, 2021. As of December 31, 2021, a total of $40.0 million was outstanding and approximately $88.8 million was available under the revolving facilities.
The Senior Secured Credit Facilities are secured by substantially all assets of Borrower and contain customary covenants, including reporting and financial covenants, some of which require the Borrower to maintain certain financial coverage and leverage ratios, as well as customary events of default, and are guaranteed by certain of the Borrower’s domestic subsidiaries. As of December 31, 2021, the Company believes the Borrower was in compliance with these covenants. The Revolving Facility, the 2021 Revolving Facility, the 2017 First Lien Term Facility and the 2019 First Lien Term Facility have a five-year, 18
-
month, seven-year and five-year

term,
respectively, and are set to expire on May 1, 2022, November 1, 2023, May 1, 2024, and May 1, 2024, respectively.

The Borrower is required to make amortization payments on each of the 2017 First Lien Term Facility and the 2019 First Lien Term Facility at a rate of 1.0% of the original principal amount per annum, payable on a quarterly basis, with the remaining balance to be repaid in full at maturity. The First Lien Term Facility bears interest at a rate based on LIBOR plus a margin that can vary from 2.0% to 3.0%. The 2019 First Lien Term Facility bears interest at a rate based on LIBOR plus a margin that can vary from 3.0% to 4.0%. The 2017 Second Lien Term Facility, which was repaid in August 2021, bore interest at a rate based on LIBOR plus a margin that varied from 6.25% to 7.25%.
As of December 31, 2021, the rate for the 2017 First Lien Term Facility was
4.0
%, and the rate for the 2019 First Lien Term Facility was 5.0%, respectively.
The Revolving Facility and the 2021 Revolving Facility allow the Borrower to borrow, repay and reborrow over their stated term. The Revolving Facility and the 2021 Revolving Facility provide a sublimit for the issuance of letters of credit of up to $30.0 million at any one time. Borrowings under the Revolving Facility and the 2021 Revolving Facility bear interest at a rate based on LIBOR plus a margin that can vary from 2.5% to 3.0% or, at the Borrower’s option, the alternative base rate, which is defined as the higher of (a) the Federal Funds Rate plus 0.5%, (b) the JP Morgan prime rate or
(c)
one-month
LIBOR plus 1%, in each case, plus a margin that can vary from 1.5% to 3.0%. As of December 31, 2021, the rate for the Revolving Facility and the 2021 Revolving Facility was 3.1%. The Borrower is required to pay a letter of credit fee on the face amount of each letter of credit, at a 0.125% rate per annum. The balance of the Revolving Facility and the 2021 Revolving Facility was $40.0 million as of December 31, 2021.
The aggregate
maturities of our long-term debt, including the Revolving Facilities, are as follows as of December 31, 2021 (in millions):

For the years ending:	Principal amount
2022	$11.8
2023	46.5
2024	850.0
2025	—

Total	$908.3

Interest expense, net
Interest expense, net for the years ended December 31, 2021
,
and 2020 consist of the following (in millions):

	2021	2020
Interest expense on debt, net of capitalized interest	$53.3	$66.6
Interest expense on capital leases	101.5	98.0
Amortization of deferred financing costs and fees	10.1	5.8
Interest income on Promissory Notes (Note 21)	—	(1.0)

Total	$164.9	$169.4